Offerings	Mar. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value euro 0.01 per share, Free Share Plan AGA 2025-6
Amount Registered | shares	25,000
Proposed Maximum Offering Price per Unit	122.73
Maximum Aggregate Offering Price	$ 3,068,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 423.73
Offering Note	These shares may be represented by the ADSs of the Registrant. Each ADS represents the right to receive one Ordinary Share of the Registrant. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to the Registrant's Registration Statement on Form F-6 (File No. 333-274845). Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Registrant's Free Share Plan AGA 2025-6 by reason of any stock dividend, stock split, recapitalization, or other similar transaction. The proposed maximum offering price per share is estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and is based on a price of $122.73 per ADS, which is the average of the high and low prices per ADS on March 19, 2026, as reported on The Nasdaq Global Market.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value euro 0.01 per share, Free Share Plan AGA 2025-7
Amount Registered | shares	925,000
Proposed Maximum Offering Price per Unit	122.73
Maximum Aggregate Offering Price	$ 113,525,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,677.84
Offering Note	These shares may be represented by the ADSs of the Registrant. Each ADS represents the right to receive one Ordinary Share of the Registrant. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to the Registrant's Registration Statement on Form F-6 (File No. 333-274845). Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Registrant's Free Share Plan AGA 2025-7 by reason of any stock dividend, stock split, recapitalization, or other similar transaction. The proposed maximum offering price per share is estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and is based on a price of $122.73 per ADS, which is the average of the high and low prices per ADS on March 19, 2026, as reported on The Nasdaq Global Market.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value euro 0.01 per share, Free Share Plan AGA 2025-8
Amount Registered | shares	4,000
Proposed Maximum Offering Price per Unit	122.73
Maximum Aggregate Offering Price	$ 490,920.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 67.80
Offering Note	These shares may be represented by the ADSs of the Registrant. Each ADS represents the right to receive one Ordinary Share of the Registrant. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to the Registrant's Registration Statement on Form F-6 (File No. 333-274845). Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Registrant's Free Share Plan AGA 2025-8 by reason of any stock dividend, stock split, recapitalization, or other similar transaction. The proposed maximum offering price per share is estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and is based on a price of $122.73 per ADS, which is the average of the high and low prices per ADS on March 19, 2026, as reported on The Nasdaq Global Market.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value euro 0.01 per share, Free Share Plan AGA 2026-1
Amount Registered | shares	22,500
Proposed Maximum Offering Price per Unit	122.73
Maximum Aggregate Offering Price	$ 2,761,425.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 381.35
Offering Note	These shares may be represented by the ADSs of the Registrant. Each ADS represents the right to receive one Ordinary Share of the Registrant. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to the Registrant's Registration Statement on Form F-6 (File No. 333-274845). Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Registrant's Free Share Plan AGA 2026-1 by reason of any stock dividend, stock split, recapitalization, or other similar transaction. The proposed maximum offering price per share is estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and is based on a price of $122.73 per ADS, which is the average of the high and low prices per ADS on March 19, 2026, as reported on The Nasdaq Global Market.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value euro 0.01 per share, Share Warrants Plan BSA-2026-1
Amount Registered | shares	13,345
Proposed Maximum Offering Price per Unit	114.46
Maximum Aggregate Offering Price	$ 1,527,468.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 210.94
Offering Note	These shares may be represented by the ADSs of the Registrant. Each ADS represents the right to receive one Ordinary Share of the Registrant. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to the Registrant's Registration Statement on Form F-6 (File No. 333-274845). Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Registrant's Share Warrants Plan BSA-2026-1 by reason of any stock dividend, stock split, recapitalization, or other similar transaction. The proposed maximum offering price per share is estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and is based upon an exercise price of euro 99.63 per Ordinary Share and an exchange rate of $1.1489 per euro 1.00, the foreign exchange reference rate on March 19, 2026, as reported by the European Central Bank.